Related Party Transactions - Outstanding Balances and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	$ 13,354	$ 12,573
Amounts due to related parties	7,343	4,633
Pacific Electric Wire & Cable Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	88	2,693
Amounts due to related parties	1,019	457
Purchases of materials	12,818	2,291	$ 3,706
Purchases of products	5,352	6,305	3,592
Sales	1,457	493	111
Fabrication Income received	208
Management fee received		4	17
Management fee paid	143	145	241
Information technology service fee paid	114	118	97
PEWC, Singapore Branch [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	15	14
Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	1,008	993
Interest expenses paid	15	11	9
PEWC (HK) [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	7,420	7,488
Amounts due to related parties	2,394	88
Purchases of materials	4,180	6,331	32,440
Sales	24,437	25,546	29,634
Immediate Holding Company [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	1,537	1,537
Siam Pacific Holding Company Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	180	164
Amounts due to related parties	1,362	1,362
Italian-Thai and affiliates [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due from related parties	5,651	2,214
Sales	6,203	3,058	3,030
Construction of factory building expenses and acquisition of assets		285	2,605
Fujikura Limited [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties		131
Purchases of products	1,115	1,064	$ 917
Others [Member]
Disclosure of transactions between related parties [Line Items]
Amounts due to related parties	$ 23	$ 65